Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.99%
Aerospace & Defense–4.96%
BWX Technologies, Inc.	624,500	$38,007,070
Hensoldt AG (Germany)	1,611,208	46,619,743
Huntington Ingalls Industries, Inc.	127,300	28,074,742
Leonardo DRS, Inc.(b)(c)	1,919,200	25,621,320
Parsons Corp.(b)(c)	181,800	7,911,936
		146,234,811
Application Software–0.57%
Cerence, Inc.(b)(c)	683,400	16,756,968
Auto Parts & Equipment–1.51%
Dana, Inc.	1,867,796	33,881,819
Modine Manufacturing Co.(b)	448,500	10,714,665
		44,596,484
Commodity Chemicals–1.88%
Cabot Corp.	450,600	33,943,698
Orion Engineered Carbons S.A. (Germany)	1,018,200	21,402,564
		55,346,262
Construction & Engineering–7.10%
AECOM	765,122	66,772,197
Balfour Beatty PLC (United Kingdom)	1,311,900	5,935,633
Concrete Pumping Holdings, Inc.(b)	659,700	5,369,958
HOCHTIEF AG (Germany)	211,000	13,338,857
MasTec, Inc.(b)(c)	622,400	61,138,352
Primoris Services Corp.	1,535,734	40,850,525
Sterling Infrastructure, Inc.(b)	443,600	16,142,604
		209,548,126
Construction Machinery & Heavy Trucks–3.84%
Astec Industries, Inc.	251,678	11,109,067
Manitowoc Co., Inc. (The)(b)(c)	1,080,900	14,808,330
Oshkosh Corp.	296,100	29,840,958
REV Group, Inc.	854,400	10,944,864
Terex Corp.	914,700	46,622,259
		113,325,478
Copper–0.35%
Capstone Copper Corp. (Canada)(b)	2,092,900	10,271,419
Diversified Chemicals–1.29%
Huntsman Corp.(c)	1,200,563	38,045,841
Diversified Metals & Mining–2.85%
Hudbay Minerals, Inc. (Canada)	3,267,700	18,952,660
Teck Resources Ltd., Class B (Canada)(c)	1,504,500	65,144,850
		84,097,510
Diversified Support Services–0.08%
VSE Corp.	44,199	2,426,525
Education Services–3.53%
Adtalem Global Education, Inc.(b)(c)	1,069,900	40,848,782
Shares		Value
Education Services–(continued)
Grand Canyon Education, Inc.(b)	543,700	$63,373,672
		104,222,454
Electric Utilities–0.48%
NRG Energy, Inc.	417,100	14,273,162
Electrical Components & Equipment–3.34%
EnerSys	353,400	29,339,268
Vertiv Holdings Co.(c)	4,870,100	69,252,822
		98,592,090
Electronic Manufacturing Services–3.66%
Flex Ltd.(b)	2,462,700	57,504,045
Jabil, Inc.(c)	642,600	50,527,638
		108,031,683
Environmental & Facilities Services–0.08%
Li-Cycle Holdings Corp. (Canada)(b)	418,915	2,278,898
Food Distributors–1.95%
Performance Food Group Co.(b)	228,900	14,036,148
US Foods Holding Corp.(b)	1,137,171	43,360,330
		57,396,478
Gold–0.99%
Kinross Gold Corp. (Canada)(c)	1,607,600	7,459,264
Yamana Gold, Inc. (Canada)	3,614,600	21,796,038
		29,255,302
Health Care Distributors–0.98%
Henry Schein, Inc.(b)	336,000	28,946,400
Health Care Equipment–1.19%
Integer Holdings Corp.(b)(c)	535,200	35,221,512
Health Care Facilities–4.33%
Encompass Health Corp.	586,600	36,633,170
Select Medical Holdings Corp.(c)	1,262,700	36,706,689
Universal Health Services, Inc., Class B	368,200	54,570,922
		127,910,781
Health Care Services–0.26%
Fresenius Medical Care AG & Co. KGaA (Germany)	206,626	7,735,607
Hotels, Resorts & Cruise Lines–2.27%
Expedia Group, Inc.(b)	381,200	43,571,160
Travel + Leisure Co.	553,176	23,438,067
		67,009,227
Household Products–2.00%
Spectrum Brands Holdings, Inc.(c)	869,559	59,025,665
Human Resource & Employment Services–1.43%
Kelly Services, Inc., Class A	394,110	7,133,391
ManpowerGroup, Inc.	400,800	34,933,728
		42,067,119

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Independent Power Producers & Energy Traders–1.13%
Vistra Corp.	1,444,500	$33,310,170
Industrial Machinery–1.14%
Crane Holdings Co.	53,600	6,212,776
Gates Industrial Corp. PLC(b)	990,200	13,080,542
Timken Co. (The)(c)	174,300	14,353,605
		33,646,923
Life & Health Insurance–2.01%
American Equity Investment Life Holding Co.	1,242,847	59,221,660
Office Services & Supplies–1.41%
Interface, Inc.	435,320	4,953,942
Kimball International, Inc., Class B	497,900	3,684,460
MillerKnoll, Inc.(c)	956,400	22,838,832
Steelcase, Inc., Class A	1,284,000	10,015,200
		41,492,434
Oil & Gas Equipment & Services–3.35%
Helix Energy Solutions Group, Inc.(b)(c)	3,561,581	28,243,337
NexTier Oilfield Solutions, Inc.(b)	1,240,011	11,680,904
TechnipFMC PLC (United Kingdom)(b)	4,232,823	58,793,911
		98,718,152
Oil & Gas Exploration & Production–12.59%
APA Corp.	1,097,200	48,638,876
ARC Resources Ltd. (Canada)	3,306,000	38,413,258
Crescent Point Energy Corp. (Canada)	4,729,000	35,328,443
Enerplus Corp. (Canada)	1,181,200	20,959,853
EQT Corp.	97,700	3,191,859
Kosmos Energy Ltd. (Ghana)(b)(c)	7,171,800	56,728,938
Murphy Oil Corp.	268,000	11,687,480
Northern Oil and Gas, Inc.(c)	2,318,980	77,732,209
Ovintiv, Inc.(c)	958,600	47,191,878
Southwestern Energy Co.(b)(c)	3,577,400	19,747,248
Tamarack Valley Energy Ltd. (Canada)	3,299,500	11,952,644
		371,572,686
Oil & Gas Storage & Transportation–1.36%
New Fortress Energy, Inc.	1,036,923	40,222,243
Regional Banks–8.01%
Five Star Bancorp	364,454	9,825,680
Huntington Bancshares, Inc.	3,042,458	46,154,088
PacWest Bancorp	764,988	21,159,568
Pinnacle Financial Partners, Inc.	299,900	23,611,127
SVB Financial Group(b)	146,200	44,216,728
Texas Capital Bancshares, Inc.(b)(c)	482,500	31,878,775
Webster Financial Corp.	926,800	48,796,020
Western Alliance Bancorporation	143,700	10,830,669
		236,472,655
Research & Consulting Services–3.60%
CACI International, Inc., Class A(b)	143,118	44,093,225
Huron Consulting Group, Inc.(b)	76,100	5,177,844
KBR, Inc.(c)	1,111,600	56,947,268
		106,218,337
Restaurants–1.81%
Cheesecake Factory, Inc. (The)(c)	1,236,247	48,522,695
Shares		Value
Restaurants–(continued)
Marston’s PLC (United Kingdom)(b)	9,176,449	$4,955,003
		53,477,698
Semiconductor Equipment–1.32%
Ichor Holdings Ltd.(b)(c)	289,580	9,787,804
MKS Instruments, Inc.(c)	141,900	14,519,208
Ultra Clean Holdings, Inc.(b)(c)	432,100	14,540,165
		38,847,177
Silver–0.76%
Pan American Silver Corp. (Canada)(c)	1,230,500	22,432,015
Specialty Chemicals–0.21%
Axalta Coating Systems Ltd.(b)	202,200	6,086,220
Steel–1.59%
Carpenter Technology Corp.	970,230	46,852,407
Trading Companies & Distributors–5.54%
Air Lease Corp.	1,016,300	45,703,011
Beacon Roofing Supply, Inc.(b)(c)	229,466	13,052,026
DXP Enterprises, Inc.(b)	249,591	7,562,607
Univar Solutions, Inc.(b)(c)	1,885,326	65,006,041
WESCO International, Inc.(b)(c)	216,600	32,275,566
		163,599,251
Trucking–0.24%
National Express Group PLC (United Kingdom)(b)	4,303,860	7,124,026
Total Common Stocks & Other Equity Interests (Cost $2,479,285,989)		2,861,909,856
Money Market Funds–3.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)	32,918,507	32,918,507
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)	23,136,113	23,143,054
Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)	37,621,151	37,621,151
Total Money Market Funds (Cost $93,675,688)		93,682,712
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $2,572,961,677)		2,955,592,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.22%
Invesco Private Government Fund, 4.36%(d)(e)(f)	37,492,039	37,492,039
Invesco Private Prime Fund, 4.59%(d)(e)(f)	116,432,530	116,467,458
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $153,957,501)		153,959,497
TOTAL INVESTMENTS IN SECURITIES–105.38% (Cost $2,726,919,178)		3,109,552,065
OTHER ASSETS LESS LIABILITIES—(5.38)%		(158,876,377)
NET ASSETS–100.00%		$2,950,675,688
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,128,261	$254,184,642	$(249,394,396)	$-	$-	$32,918,507	$806,431
Invesco Liquid Assets Portfolio, Institutional Class	19,708,213	181,560,458	(178,138,854)	6,047	7,190	23,143,054	581,383
Invesco Treasury Portfolio, Institutional Class	32,146,584	290,496,734	(285,022,167)	-	-	37,621,151	909,012
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,889,639	368,949,588	(363,347,188)	-	-	37,492,039	929,946*
Invesco Private Prime Fund	74,524,001	832,935,611	(791,026,499)	(1,281)	35,626	116,467,458	2,571,641*
Total	$186,396,698	$1,928,127,033	$(1,866,929,104)	$4,766	$42,816	$247,642,209	$5,798,413

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/09/2023	Bank Of America, N.A.	EUR	7,079,587	USD	7,665,534	$(34,943)
02/09/2023	Barclays Capital PLC	GBP	722,705	USD	861,399	(29,721)
02/09/2023	UBS AG	EUR	53,486,343	USD	56,588,658	(1,588,508)
02/09/2023	UBS AG	GBP	13,426,564	USD	16,020,938	(534,478)
Total Forward Foreign Currency Contracts						$(2,187,650)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,776,200,987	$85,708,869	$—	$2,861,909,856
Money Market Funds	93,682,712	153,959,497	—	247,642,209
Total Investments in Securities	2,869,883,699	239,668,366	—	3,109,552,065
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,187,650)	—	(2,187,650)
Total Investments	$2,869,883,699	$237,480,716	$—	$3,107,364,415

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund